Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Consolidation, Policy [Policy Text Block]
Principles of Consolidation

The accompanying consolidated financial statements include the accounts of GeoVax Labs, Inc. together with those of our wholly-owned subsidiary, GeoVax, Inc. All intercompany transactions have been eliminated in consolidation.

Basis of Accounting, Policy [Policy Text Block]
Basis of Presentation

On
January 21, 2020,
we effected a
1
-for-
2000
reverse split of our common stock and on
September 25, 2020,
we effected a
1
-for-
20
reverse split of our common stock. Unless otherwise noted, the accompanying consolidated financial statements, and all share and per share information contained herein, have been retroactively restated to reflect the reverse stock splits.

The accompanying consolidated financial statements have been prepared assuming that we will continue as a going concern, which contemplates realization of assets and the satisfaction of liabilities in the normal course of business for the twelve
-month period following the issue date of these consolidated financial statements. We are devoting substantially all of our present efforts to research and development of our vaccine and immunotherapy candidates. We expect to incur future net losses and require substantial funds as we continue our research and development activities. Our transition to profitability will be dependent upon, among other things, the successful development and commercialization of our product candidates. We may
never achieve profitability or positive cash flows, and unless and until we do, we will continue to need to raise additional funding.

We have funded our activities to date from sales of our equity securities, government grants and clinical trial assistance, and corporate and academic collaborations. We believe that our existing cash will be sufficient to continue our planned operations into the second
quarter of
2023.
We intend to fund future operations through additional private and/or public offerings of debt or equity securities.  In addition, we may
seek additional capital through arrangements with strategic partners or from other sources. There can be no
assurance that we will be able to raise additional funds or achieve or sustain profitability or positive cash flows from operations.

Use of Estimates, Policy [Policy Text Block]
Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles (GAAP) requires us to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may
differ from those estimates.

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash and Cash Equivalents

We consider all highly liquid investments with a maturity of three
months or less when purchased to be cash equivalents. Our cash and cash equivalents consist primarily of bank deposits and money market accounts. The recorded values approximate fair market values due to the short maturities.

Fair Value of Financial Instruments, Policy [Policy Text Block]
Fair Value of Financial Instruments and Concentration of Credit Risk

Financial instruments that subject us to concentration of credit risk consist primarily of cash and cash equivalents, which are maintained by a high credit quality financial institution. The carrying values reported in the balance sheets for cash and cash equivalents approximate fair values.

Property, Plant and Equipment, Policy [Policy Text Block]
Property and Equipment

Property and equipment are stated at cost, less accumulated depreciation and amortization. Expenditures for maintenance and repairs are charged to operations as incurred, while additions and improvements are capitalized. We calculate depreciation using the straight-line method over the estimated useful lives of the assets which range from three
to
five
years. We amortize leasehold improvements using the straight-line method over the term of the related lease.

We recognize leases in accordance with Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU)
No.
2016
-
02,
Leases
(ASU
2016
-
02
), which requires lessees to classify leases as either financing or operating leases based on the principle of whether or not
the lease is effectively a financed purchase by the lessee. This classification determines whether lease expense is recognized based on an effective interest method or on a straight-line basis over the term of the lease, respectively. A lessee is also required to record a right-of-use asset and a lease liability for all leases with a term of greater than
12
months regardless of their classification. In the case of our facility lease agreement which has an effective term of less than
12
months, we made an accounting policy election to
not
recognize lease assets and liabilities and record lease expense on a straight-line basis over the lease term.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
Impairment of Long-Lived Assets

We review long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may
not
be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the assets to the future net cash flows expected to be generated by such assets. If we consider such assets to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the expected future net cash flows from the assets.

Accrued Liabilities [Policy Text Block]
Accrued Expenses

As part of the process of preparing our financial statements, we estimate expenses that we believe we have incurred, but have not
yet been billed by our
third
-party vendors. This process involves identifying services and activities that have been performed by such vendors on our behalf and estimating the level to which they have been performed and the associated cost incurred for such service as of each balance sheet date.

Earnings Per Share, Policy [Policy Text Block]
Net Loss Per Share

Basic and diluted loss per common share are computed based on the weighted average number of common shares outstanding. Common share equivalents consist of common shares issuable upon conversion of convertible preferred stock, and upon exercise of stock options and stock purchase warrants. All common share equivalents are excluded from the computation of diluted loss per share since the effect would be anti-dilutive. The weighted average number of common share equivalents which were excluded from the computation of diluted loss per share, calculated using the treasury stock method, totaled
213,831
and
1,001,948
shares at
December 31, 2021
and
2020,
respectively.

Revenue from Contract with Customer [Policy Text Block]
Revenue Recognition

We recognize revenue in accordance with FASB Accounting Standards Update
2014
-
09,
Revenue from Contracts with Customers
(ASU
2014
-
09
), which created a new Topic, Accounting Standards Codification Topic
606.
The standard is principle-based and provides a
five
-step model to determine when and how revenue is recognized. The core principle is that an entity should recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services.

Grant revenue
– We receive payments from government entities under non-refundable grants in support of our vaccine development programs. We record revenue associated with these grants when the reimbursable costs are incurred and we have complied with all conditions necessary to receive the grant funds.

Research collaborations
– From time to time, we
may
enter into collaborative research and development agreements for specific vaccine development approaches and/or disease indications whereby we receive third
-party funding for preclinical research under certain of these arrangements. Each agreement is evaluated in accordance with the process defined by ASU
2014
-
09
and revenue is recognized accordingly.

Research and Development Expense, Policy [Policy Text Block]
Research and Development Expense

Research and development (R&D) expense primarily consists of costs incurred in the discovery, development, testing and manufacturing of our product candidates. These expenses consist primarily of (i) salaries, benefits, and stock-based compensation for personnel, (ii) laboratory supplies and facility-related expenses to conduct development, (iii) fees paid to third
-party service providers to perform, monitor and accumulate data related to our preclinical studies and clinical trials, (iv) costs related to sponsored research agreements, and (v) costs to procure and manufacture materials used in clinical trials. These costs are charged to expense as incurred. During
2021,
we also recorded
$10,513,825
of R&D expense for upfront license fees and warrant expense associated with the COH License and the PNP License.

Intangible Assets, Finite-Lived, Policy [Policy Text Block]	Patent Costs Our expenditures relating to obtaining and protecting patents are charged to expense when incurred and are included in general and administrative expense.
Reclassification, Comparability Adjustment [Policy Text Block]
Period-to-Period Comparisons

Our operating results are expected to fluctuate for the foreseeable future. Therefore, period-to-period comparisons should not
be relied upon as predictive of the results for future periods.

Income Tax, Policy [Policy Text Block]
Income Taxes

We account for income taxes using the liability method. Under this method, deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted rates in effect for the year in which temporary differences are expected to be recovered or settled. Deferred tax assets are reduced by a valuation allowance unless, in the opinion of management, it is more likely than not
that some portion or all of the deferred tax assets will be realized.

Share-based Payment Arrangement [Policy Text Block]
Stock-Based Compensation

We account for stock-based transactions in which the Company receives services from employees, directors or others in exchange for equity instruments based on the fair value of the award at the grant date. Stock-based compensation cost for awards of common stock is estimated based on the price of the underlying common stock on the date of issuance. Stock-based compensation cost for stock options or warrants is estimated at the grant date based on each instrument's fair value as calculated by the Black-Scholes option pricing model. We recognize stock-based compensation cost as expense ratably on a straight-line basis over the requisite service period for the award. See Note
7
for additional stock-based compensation information.

New Accounting Pronouncements, Policy [Policy Text Block]
Other Recent Accounting Pronouncements

Except as discussed above, there have been
no
recent accounting pronouncements or changes in accounting pronouncements which we expect to have a material impact on our financial statements, nor do we believe that any recently issued, but not
yet effective, accounting standards if currently adopted would have a material effect on our financial statements.